Warrants (Detail) - Warrant activity	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Mar. 31, 2013 Class A Warrants [Member]	Dec. 30, 2010 Class A Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2011 Class B Warrants [Member]	Mar. 31, 2013 Class B Warrants [Member]	Dec. 30, 2010 Class B Warrants [Member]	Mar. 31, 2013 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 30, 2010 Class D Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2011 Class E Warrants [Member]	Mar. 31, 2013 Class E Warrants [Member]	Mar. 31, 2013 Class F Warrants [Member]
Warrants outstanding			1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627	1,106,627		1,950,167	4,235,160	2,284,993	3,576,737	3,576,737	3,576,737	2,000,000
Issued	1,000,000	2,000,000	0	0			0	0				0	1,950,167		0	3,576,737		2,000,000
Expired			0	0			0	0			(1,950,167)	(2,284,993)	0		0	0